Form N-1A Supplement	Jul. 16, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Federated Hermes Total Return Bond FundA Portfolio of Federated Hermes Total Return Series, Inc.CLASS A SHARES (TICKER TLRAX)
CLASS C SHARES (TICKER TLRCX)
CLASS R SHARES (TICKER FTRKX)
INSTITUTIONAL SHARES (TICKER FTRBX)
SERVICE SHARES (TICKER FTRFX)
CLASS R6 SHARES (TICKER FTRLX)SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JANUARY 31, 2026Effective September 30, 2026, the Fund may invest up to 35% of its total assets in noninvestment-grade debt securities. As such, effective September 30, 2026, please replace the third sentence under “What are the Fund’s Main Investment Strategies” in the Summary Prospectus and Prospectus and the first sentence of the third paragraph under “What are the Fund’s Investment Strategies?” with the following sentence:“The Fund may invest up to 35% of its total assets in noninvestment-grade securities (otherwise known as “junk bonds”).” July 16, 2026Federated Hermes Total Return Bond Fund

Federated Hermes Funds
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or call 1-800-341-7400.Federated Securities Corp., DistributorQ457303 (7/26)© 2026 Federated Hermes, Inc.